Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares			Value
COMMON STOCKS: 78.5%
Asset Management & Custody Banks: 1.7%
170,000	Blue Owl Capital, Inc. [1]		$2,422,500

Biotechnology: 0.5%
75,000	Immunic, Inc. [1]		662,250

Construction & Engineering: 12.4%
63,294	Ameresco, Inc. - Class A [1]		4,337,538
46,889	IES Holdings, Inc. [1]		2,551,230
45,331	Jacobs Engineering Group, Inc. [2]		6,131,018
53,000	Quanta Services, Inc.		4,817,700
			17,837,486
Consumer Finance: 3.4%
17,765	PayPal Holdings, Inc. [1]		4,894,790

Electrical Components & Equipment: 6.8%
32,400	Eaton Corp PLC		5,120,820
163,800	Vertiv Holdings Co. [2]		4,592,952
			9,713,772
Electronic Equipment & Instruments: 3.4%
8,790	Zebra Technologies Corp. - Class A [1]		4,856,299

Electronic Manufacturing Services: 1.9%
31,900	Trimble, Inc. [1]		2,727,450

Financial Services: 4.5%
635,400	E2open Parent Holdings, Inc. - Class A [1]		6,385,770

Health Care Equipment: 6.8%
69,736	Hologic, Inc. [1,2]		5,232,989
27,500	Zimmer Biomet Holdings, Inc.		4,494,050
			9,727,039
Insurance Brokers: 3.7%
196,168	BRP Group, Inc. - Class A [1]		5,347,540

Integrated Telecommunication Services: 2.6%
244,600	Radius Global Infrastructure, Inc. - Class A [1]		3,749,718

Investment Banking & Brokerage: 2.0%
20,400	LPL Financial Holdings, Inc.		2,877,216

Life Sciences Tools & Services: 7.0%
150,000	Avantor, Inc. [1]		5,637,000
17,450	IQVIA Holdings, Inc. [1]		4,322,365
			9,959,365
Metal & Glass Containers: 3.5%
62,000	Ball Corp.		5,014,560

Regional Banks: 1.4%
66,223	Seacoast Banking Corporation of Florida		2,012,517

Renewable Electricity: 3.8%
70,773	NextEra Energy Partners LP		5,487,031

Research & Consulting Services: 5.0%
313,000	Clarivate PLC [1]		7,136,400

Semiconductors: 6.2%
28,276	Analog Devices, Inc. [2]		4,733,968
22,193	Qorvo, Inc. [1]		4,207,571
			8,941,539
Specialized Real Estate Investment Trusts: 1.5%
6,500	SBA Communications Corp.		2,216,435

Thrifts & Mortgage Finance: 0.4%
25,057	HMN Financial, Inc. [1]		556,516

TOTAL COMMON STOCKS
(Cost $93,247,100)			112,526,193

CONVERTIBLE PREFERRED STOCKS: 1.8%
Research & Consulting Services: 1.8%
28,600	Clarivate PLC, 5.250% [1]		2,599,740
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,869,770)			2,599,740

Principal Amount
CORPORATE BONDS: 12.7%
Investment Banking & Brokerage: 1.4%
$2,000,000	Goldman Sachs Capital II
	4.000%, (3 Month LIBOR USD + 0.077%), 8/30/2021 [3,4]		1,994,767

Oil & Gas Equipment & Services: 5.5%
12,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025		7,847,820

Oil & Gas Storage & Transportation: 5.8%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026		8,331,680
TOTAL CORPORATE BONDS
(Cost $13,898,593)			18,174,267

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063		263,500
TOTAL CONVERTIBLE BONDS
(Cost $234,563)			263,500

Shares
CLOSED-END MUTUAL FUNDS: 2.3%
43,460	BlackRock Florida Municipal 2020 Term Trust Escrow [5]		0
199,700	BlackRock Municipal 2020 Term Trust Escrow [5]		0
226,499	Owl Rock Capital Corp. [2]		3,259,321
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $2,788,769)			3,259,321

SHORT-TERM INVESTMENTS: 4.1%
Money Market Funds: 4.1%
5,910,275	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.010% [6]		5,910,275
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,910,275)			5,910,275

TOTAL MISCELLANEOUS SECURITIES: 2.2% [7]		Notional Amount
(Cost $5,057,135)		$164,036,800	3,239,541

TOTAL INVESTMENTS IN SECURITIES: 101.8%
(Cost $124,006,205)			145,972,837
Liabilities in Excess of Other Assets: (1.8)%			(2,621,448)
TOTAL NET ASSETS: 100.0%			$143,351,389

LIBOR – London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on July 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Not a readily marketable security.
[6]	Annualized seven-day effective yield as of July 31, 2021.
[7]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Otter Creek Long/Short Opportunity Fund (the “Fund”) has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at JULY 31, 2021 (Unaudited)

Shares			Value
COMMON STOCKS: 24.5% [1]
Agricultural & Farm Machinery: 0.7%
8,500		The Toro Company	$966,790

Apparel Retail: 1.1%
18,100		Boot Barn Holdings, Inc.	1,564,202

Application Software: 1.8%
22,770		Guidewire Software, Inc.	2,623,104

Asset Management & Custody Banks: 1.1%
30,000		Focus Financial Partners, Inc. - Class A	1,539,900

Auto Parts & Equipment: 0.9%
8,000		Fox Factory Holding Corp.	1,292,320

Automobile Manufacturers: 0.9%
2,000		Tesla Motors, Inc.	1,374,400

Building Products: 1.2%
28,721		AAON, Inc.	1,785,010

Computer Hardware: 1.3%
35,000		Intel Corp.	1,880,200

Environmental & Facilities Services: 1.6%
60,600		Rollins, Inc.	2,322,798

Household Products: 1.2%
34,500		Central Garden & Pet Co.	1,666,005

Industrial Machinery: 1.4%
9,000		Snap-on, Inc.	1,961,820

Investment Banking & Brokerage: 1.8%
38,000		Stifel Financial Corp.	2,528,520

Leisure Products: 0.5%
8,000		YETI Holdings, Inc.	770,640

Life & Health Insurance: 0.5%
6,000		Trupanion, Inc.	690,120

Managed Health Care: 1.5%
29,000		HealthEquity, Inc.	2,145,420

Packaged Foods & Meats: 1.5%
2,000		Freshpet, Inc.	292,900
21,806		McCormick & Company, Inc. [2]	1,835,411
			2,128,311
Specialty Stores: 1.6%
41,413		National Vision Holdings, Inc.	2,235,474

Technology Hardware, Storage & Peripherals: 2.2%
33,000		HP, Inc.	952,710
20,200		Logitech International SA	2,202,810
			3,155,520
Trading Companies & Distributors: 1.7%
14,100		SiteOne Landscape Supply, Inc.	2,464,398

TOTAL COMMON STOCKS
(Proceeds $33,372,847)			35,094,952

EXCHANGE TRADED FUNDS: 9.1% [1]
11,000		ARK Next Generation Internet ETF	1,623,050
12,000		iShares Russell 2000 ETF	2,652,600
9,000		iShares Russell 2000 Growth ETF	2,700,450
20,200		SPDR S&P Homebuilders ETF	1,522,878
11,500		Vanguard S&P 500 ETF	4,636,225
			13,135,203
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $12,787,977)			13,135,203

TOTAL SECURITIES SOLD SHORT: 33.6%
(Proceeds $46,160,824)			$48,230,155

	Percentages are stated as a percent of net assets.
	[1]	Non-income producing security.
	[2]	Non-voting shares.

Summary of Fair Value Exposure at July 31, 2021 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of July 31, 2021. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout:

Description	Level 1	Level 2	Level 3		Total
Investments in securities
Common Stocks	$112,526,193	$–	$–		$112,526,193
Convertible Preferred Stocks	2,599,740	–	–		2,599,740
Corporate Bonds	–	18,174,267	–		18,174,267
Convertible Bonds	–	263,500	–		263,500
Closed-End Mutual Funds	3,259,321	–	0	[1]	3,259,321
Short-Term Investments	5,910,275	–	–		5,910,275
Miscellaneous Securities	–	3,239,541	–		3,239,541
Total Investments in Securities	$124,295,529	$21,677,308	–		$145,972,837
Securities sold short
Common Stocks	$35,094,952	$–	$–		$35,094,952
Exchange Traded Funds	13,135,203	–	–		13,135,203
Total Securities Sold Short	$48,230,155	$–	$–		$48,230,155

[1] BlackRock Florida Municipal 2020 Term Trust Escrow and BlackRock Municipal 2020 Term Trust Escrow, in Closed-End Mutual Funds on the Schedule of Investments, are Level 3 securities.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Closed-End Mutual Funds	Total
Balance as of October 31, 2020	$3,636,535	$3,636,535
Acquisitions	-	-
Dispositions	(3,546,574)	(3,546,574)
Accrued discounts/premiums	-	-
Realized gain (loss)	(26,999)	(26,999)
Change in unrealized appreciation/depreciation	(62,962)	(62,962)
Transfer in and/or out of Level 3	-	-
Balance as of July 31, 2021	$-	$-

Change in unrealized appreciation/depreciation for Level 3 investments held at July 31, 2021	$-	$-

Type of Security	Fair Value at 7/31/21	Valuation Techniques	Unobservable Input	Input Value(s)
Closed-End Mutual Funds	$-	Liquidation Terms Factor	Market Data	$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.